Net Income Attributable to Canon Inc. Shareholders per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Income Attributable to Canon Inc. Shareholders per Share
16.	Net Income Attributable to Canon Inc. Shareholders per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. shareholders per share computations is as follows:

	Years ended December 31
	2017	2016	2015
	(Millions of yen)
Net income attributable to Canon Inc.	241,923	150,650	220,209

	(Number of shares)
Average common shares outstanding	1,085,439,370	1,092,070,680	1,092,017,955
Effect of dilutive securities:
Stock options	—	—	34,931

Diluted common shares outstanding	1,085,439,370	1,092,070,680	1,092,052,886

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	222.88	137.95	201.65
Diluted	222.88	137.95	201.65

The computation of diluted net income attributable to Canon Inc. shareholders per share for the years ended December 31, 2017 and 2016 excludes outstanding stock options because the effect would be anti-dilutive. The computation of diluted net income attributable to Canon Inc. shareholders per share for the year ended December 31, 2015 excludes certain outstanding stock options because the effect would be anti-dilutive.